Financial Instruments on Balance Sheet	12 Months Ended
Dec. 31, 2018
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Financial Instruments on Balance Sheet

NOTE 22: FINANCIAL INSTRUMENTS ON BALANCE SHEET

Financial instruments not reported at fair value on balance sheet

The carrying and fair values of financial instruments that are not carried at fair value in the financial statements was as follows at December 31, for current and comparative year-ends:

(€’000)	As of December 31, 2018
	Loans and receivables	Fair value
Financial Assets (‘Amortised cost’ category) within:
Non-current Trade receivables	1,743	1,743
Other non-current assets	215	215
Trade receivables and other current assets	367	367
Short-term investments	9,197	9,197
Cash and cash equivalents	40,542	40,542

Total	52,065	52,065

For the above-mentioned financial assets, the carrying amount as per December 31, 2018 is a reasonable approximation of their fair value.

(€’000)	As of December 31, 2018
	Financial liabilities at amortised cost	Fair value
Financial Liabilities (‘Financial liabilities at amortized cost’ category) within:
Bank loans	510	510
Finance lease liabilities	1,136	1,136
RCA’s liability	3,140	3,140
Trade payables and other current liabilities	5,916	5,916

Total	10,702	10,702

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2018 is a reasonable approximation of their fair value.

	As of December 31, 2017
(€’000)	Loans and receivables	Fair value
Assets as per balance sheet
Deposits	273	273
Trade and other receivables	2,905	2,905
Other current assets	744	744
Short-term investments	10,653	10,653
Cash and cash equivalents	23,253	23,253

Total	37,828	37,828

For the above-mentioned financial assets, the carrying amount as per December 31, 2017 is a reasonable approximation of their fair value.

	As of December 31, 2017
(€’000)	Financial liabilities at amortised cost	Fair value
Liabilities as per balance sheet
Bank loans	536	536
Finance lease liabilities	909	909
RCAs liability	1,770	1,770
Trade payables and other current liabilities	7,083	7,083

Total	10,298	10,298

For the above-mentioned financial liabilities, the carrying amount as per December 31, 2017 is a reasonable approximation of their fair value.

Financial instruments reported at fair value on balance sheet

Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€’000)
	Level I	Level II	Level III	Total
Assets
Investment in equity securities	639	—	—	639

Total Assets	639	—	—	639

Liabilities
Contingent consideration and other financial liabilities	—	—	25,187	25,187

Total Liabilities	—	—	25,187	25,187

The change in their balances is detailed as follows:

CONTINGENT CONSIDERATION AND OTHER FINANCIAL LIABILITIES ROLL FORWARD

(€’000)	For the year ended
	2018	2017
Opening balance Contingent consideration at 1 January	15,549	28,179
Milestone payment		(5,341)
Fair value adjustment	4,733	(4,225)
Currency Translation Adjustment		(3,064)
Closing balance Contingent consideration at 31 December	20,282	15,549
Opening balance Other financial liabilities at 1 January	4,034	—
Fair value adjustment	871	4,034
Closing balance Other financial liabilities at 31 December	4,905	4,034

Total—Contingent consideration and Other financial liabilities at 31 December	25,187	19,583

The decrease of the contingent consideration and other financial liabilities at balance sheet date is due to a milestone payment to Celdara Medical LLC and to the USD foreign exchange effect (USD depreciation against EUR compared to prior year-end). Note that as from 2017 this capture also includes an amount of € 4.0 million relating to development, non-sales and sales milestones to Dartmouth College.

The contingent consideration captures the commitments disclosed under Note 30. It does not include any amount for contingent consideration payable relating to any sub-licensing agreements entered into or to be entered into by Celyad for the reasons that:

•	any contingent consideration payable would be due only when Celyad earns revenue from such sub-licensing agreements, and in an amount representing a fraction of that revenue; and

•	the development of the underlying product candidates by the sub-licensees is not under Celyad’s control, making a reliable estimate of any future liability impossible.

Contingent consideration sensitivity analysis

A sensitivity analysis has been performed on the key assumptions driving the fair value of the contingent consideration. The main drivers are i) the discount rate (WACC), ii) the sales long-term growth rate in the terminal value and iii) the probabilities of success for our product candidates to get commercialized.

	Discount rate (WACC)
	9.90%	11.90%	13.90%	15.90%	17.90%
Cont. consideration (€ million)	33.1	28.7	25.2	22.1	19.6
Impact (%)	31%	14%	—	-12%	-22%

	Sales long-term growth rate in the terminal value
	-40%	-32.50%	-25%	-17.50%	-10%
Cont. consideration (€ million)	23.9	24.4	25.2	26.3	28.2
Impact (%)	-5%	-3%	—	4%	12%

To determine the contingent consideration, we used the same probabilities of success than for impairment testing purposes (see Note 7):

PoS	Phase I	Phase I to II	Phase II to III	Phase III to BLA	BLA to Approval	Cumulative PoS
CYAD-01 CYAD-101	100%	63%	26%	45%	84%	6.4%

In order to assess the sensitivity to this driver, we apply here an incremental probability factor to the bottom-line cumulative PoS disclosed below:

	Probabilities of Success
	-20%	-10%	PoS model	10%	20%
Cont. consideration (€ million)	20.2	22.7	25.2	27.7	30.2
Impact (%)	-20%	-10%	—	10%	20%